CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,069,524	$ 1,330,507	$ 866,035
Restricted cash	1,886,887	1,666,652
Accounts receivable, net of allowance of $517,224 and $291,672	9,789,147	10,529,742	3,708,012
Note receivable	290,000	290,000	294,755
Current portion of deferred financing costs	50,850	50,850	33,541
Prepaid expense and other current assets	258,348	168,916	111,147
Total current assets	13,344,756	14,036,667	5,013,490
Property and equipment, net of accumulated depreciation of $1,640,100 and $1,100,274	8,291,079	8,909,483	2,076,512
Assets under capital lease, net	4,442,756	4,673,166
Deposits	259,963	257,723	33,960
Deferred financing costs, net of current portion	47,390	60,103	19,949
Intangible assets, net of accumulated amortization and impairment of $2,651,704 and $2,642,454	325,296	334,546	227,000
Deferred tax asset	5,639,233	5,639,233
Goodwill	4,675,820	4,675,820	2,852,107
Total assets	37,026,293	38,586,741	10,223,018
Current liabilities:
Accounts payable	5,932,445	4,357,868	3,421,153
Accounts payable and other liabilities, related parties	2,611,871	2,611,871	158,000
Accrued expenses and other liabilities	1,727,539	1,692,121	703,302
Line of credit			2,678,992
Secured borrowings	6,550,051	6,131,917
Current portion of capital lease obligation	1,758,320	1,637,296
Current portion of notes payable - related parties	515,000	515,000	545,926
Current portion of secured notes payable	1,298,920	11,847,676	85,000
Total current liabilities	20,394,146	28,793,749	7,592,373
Long term liabilities:
Capital lease obligation, net of current portion	1,817,621	2,306,972
Notes payable - unsecured			1,000,000
Notes payable - secured, net of current portion	10,262,856	73,856	158,855
Notes payable - related parties net of current portion	70,958	70,958	585,958
Total liabilities	32,545,581	31,245,535	9,337,186
Commitments and contingencies
Stockholders' equity
Preferred stock, $.001 par value, 10,000,000 shares authorized, Series A Convertible Preferred stock, $1,000 stated value, 4,000 shares authorized, 2,890 and 3,750 shares issued and outstanding	2,203,883	2,848,093
Common stock, $.001 par value, 250,000,000 shares authorized, 57,232,436 and 55,644,711 shares issued and outstanding	57,231	55,644	48,424
Additional paid-in-capital	35,130,210	34,217,479	28,121,023
Accumulated deficit	(32,910,612)	(29,780,010)	(27,283,615)
Total stockholders' equity	4,480,712	7,341,206	885,832
Total liabilities and stockholders' equity	$ 37,026,293	$ 38,586,741	$ 10,223,018